Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. The Compensation and Talent Committee uses its business judgment to determine the size of our equity awards and would consider any material nonpublic information that is known to the Compensation and Talent Committee before granting an award. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation and Talent Committee has typically granted awards on a predetermined annual schedule.

During 2025, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered

During 2025, we did not grant stock options to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false